LETTERHEAD OF WILLKIE FARR & GALLAGHER LLP

VIA EDGAR

May 6, 2008

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re:          Credit Suisse Large Cap Blend Fund, Inc.

Securities Act File No. 333-60675;

Investment Company Act File No. 811-08921

Ladies and Gentlemen:

On behalf of Credit Suisse Large Cap Blend Fund, Inc. (the “Fund”), and pursuant to Rule 497(j) of the Securities Act of 1933, as amended, I hereby transmit a certification for filing with the Securities and Exchange Commission the Fund’s Prospectuses and its Statement of Additional Information have not been amended.

The Registration Statement, of which the Prospectuses and Statement of Additional Information are a part, became effective automatically pursuant to Rule 485(b) on May 1, 2008.

Very truly yours,

/s/Dianne E. O’Donnell
Dianne E. O’Donnell

Enclosures

cc:           J. Kevin Gao, Esq.

Rose F. DiMartino, Esq.